NOTES AND LOANS PAYABLE (Details - Long term debt matures)	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 18,421,385
2027	4,785
2028	4,785
2029	4,785
2030	4,785
Thereafter	119,633
Total	$ 18,560,158